UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC	27626-0575
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1.	Schedule of Investments.

BB&T Equity Index Fund

Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

Fair Value
Mutual Funds (100.4%)
S&P 500 Index Master Portfolio	$154,641,195

TOTAL MUTUAL FUNDS	$154,641,195

TOTAL INVESTMENT SECURITIES — 100.4%	$154,641,195

Percentages based on net assets of $154,074,583.

See accompanying notes to the schedule of portfolio investments.

Notes to Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the Schedule of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates.

(A)	Valuation of Investments - The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 6.18% in the net assets of the Master Portfolio at March 31, 2006. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to the Schedule of Investments, which are included elsewhere in this report.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Shares	Value
COMMON STOCKS—98.79%
ADVERTISING—0.16%
Interpublic Group of Companies Inc. (1) (2)	90,464	$864,836
Omnicom Group Inc.	37,444	3,117,213

		3,982,049

AEROSPACE & DEFENSE—2.05%
Boeing Co. (The) (2)	168,463	13,128,321
General Dynamics Corp.	84,286	5,392,618
Goodrich (B.F.) Co. (2)	25,866	1,128,016
L-3 Communications Holdings Inc.	25,437	2,182,240
Lockheed Martin Corp.	75,263	5,654,509
Northrop Grumman Corp.	73,924	5,048,270
Raytheon Co.	94,077	4,312,490
Rockwell Collins Inc.	36,173	2,038,349
United Technologies Corp.	213,677	12,386,856

		51,271,669

AGRICULTURE—1.75%
Altria Group Inc.	438,762	31,090,675
Archer-Daniels-Midland Co.	137,482	4,626,269
Monsanto Co.	56,580	4,795,155
Reynolds American Inc. (2)	17,902	1,888,661
UST Inc. (2)	34,548	1,437,197

		43,837,957

AIRLINES—0.11%
Southwest Airlines Co. (2)	148,594	2,673,206

		2,673,206

APPAREL—0.36%
Coach Inc. (1)	80,466	2,782,514
Jones Apparel Group Inc.	24,225	856,838
Liz Claiborne Inc.	21,780	892,544
Nike Inc. Class B	39,799	3,386,895
VF Corp.	18,607	1,058,738

		8,977,529

AUTO MANUFACTURERS—0.34%
Ford Motor Co. (2)	392,094	3,121,068
General Motors Corp. (2)	118,398	2,518,325
Navistar International Corp. (1) (2)	12,553	346,212
PACCAR Inc. (2)	35,445	2,498,164

		8,483,769

AUTO PARTS & EQUIPMENT—0.15%
Cooper Tire & Rubber Co.	13,285	190,507
Goodyear Tire & Rubber Co. (The) (1)	36,965	535,253
Johnson Controls Inc. (2)	40,758	3,094,755

		3,820,515

BANKS—6.40%
AmSouth Bancorp	72,845	1,970,457
Bank of America Corp.	976,562	44,472,633
Bank of New York Co. Inc. (The)	162,040	5,839,922

BB&T Corp. (2)	112,889	4,425,249
Comerica Inc.	34,014	1,971,792
Compass Bancshares Inc.	25,747	1,303,056
Fifth Third Bancorp (2)	116,797	4,597,130
First Horizon National Corp. (2)	26,516	1,104,391
Huntington Bancshares Inc. (2)	51,778	1,249,403
KeyCorp	85,375	3,141,800
M&T Bank Corp. (2)	16,706	1,906,823
Marshall & Ilsley Corp. (2)	44,115	1,922,532
Mellon Financial Corp.	86,788	3,089,653
National City Corp.	115,387	4,027,006
North Fork Bancorp Inc.	100,445	2,895,829
Northern Trust Corp. (2)	38,841	2,039,152
PNC Financial Services Group	61,539	4,142,190
Regions Financial Corp.	95,871	3,371,783
State Street Corp.	69,936	4,226,232
SunTrust Banks Inc. (2)	77,893	5,667,495
Synovus Financial Corp.	65,914	1,785,610
U.S. Bancorp	379,078	11,561,879
Wachovia Corp.	341,089	19,118,038
Wells Fargo & Co. (2)	352,316	22,502,423
Zions Bancorporation	22,013	1,821,135

		160,153,613

BEVERAGES—2.02%
Anheuser-Busch Companies Inc.	163,127	6,976,942
Brown-Forman Corp. Class B	17,396	1,338,970
Coca-Cola Co. (The)	433,305	18,142,480
Coca-Cola Enterprises Inc.	63,460	1,290,776
Constellation Brands Inc. (1)	41,404	1,037,170
Molson Coors Brewing Co. Class B (2)	12,108	830,851
Pepsi Bottling Group Inc.	28,579	868,516
PepsiCo Inc.	348,288	20,127,564

		50,613,269

BIOTECHNOLOGY—1.15%
Amgen Inc. (1) (2)	245,899	17,889,152
Biogen Idec Inc. (1) (2)	72,248	3,402,881
Chiron Corp. (1)	22,894	1,048,774
Genzyme Corp. (1)	54,551	3,666,918
MedImmune Inc. (1)(2)	53,572	1,959,664
Millipore Corp. (1)	10,926	798,254

		28,765,643

BUILDING MATERIALS—0.25%
American Standard Companies Inc. (2)	37,782	1,619,337
Masco Corp.	87,141	2,831,211
Vulcan Materials Co. (2)	21,159	1,833,427

		6,283,975

CHEMICALS—1.37%
Air Products & Chemicals Inc.	46,841	3,147,247
Ashland Inc.	15,030	1,068,332
Dow Chemical Co. (The) (2)	203,303	8,254,102
Du Pont (E.I.) de Nemours and Co.	193,323	8,160,164
Eastman Chemical Co.	17,126	876,509
Ecolab Inc. (2)	38,600	1,474,520
Engelhard Corp.	25,888	1,025,424
Hercules Inc. (1) (2)	23,272	321,154
International Flavors & Fragrances Inc. (2)	16,740	574,517
PPG Industries Inc.	34,571	2,190,073
Praxair Inc. (2)	67,923	3,745,953
Rohm & Haas Co.	30,156	1,473,724

Sherwin-Williams Co. (The)	23,509	1,162,285
Sigma-Aldrich Corp. (2)	13,896	914,218

		34,388,222

COMMERCIAL SERVICES—0.84%
Apollo Group Inc. Class A (1) (2)	29,798	1,564,693
Block (H & R) Inc. (2)	69,332	1,501,038
Cendant Corp.	212,726	3,690,796
Convergys Corp. (1)	29,374	534,901
Donnelley (R.R.) & Sons Co.	45,038	1,473,643
Equifax Inc.	27,323	1,017,509
McKesson Corp.	64,414	3,357,902
Moody’s Corp.	51,328	3,667,899
Paychex Inc. (2)	70,446	2,934,780
Robert Half International Inc. (2)	35,903	1,386,215

		21,129,376

COMPUTERS—3.84%
Affiliated Computer Services Inc. Class A (1)	26,359	1,572,578
Apple Computer Inc. (1)	179,007	11,227,319
Computer Sciences Corp. (1)	39,123	2,173,283
Dell Inc. (1) (2)	494,708	14,722,510
Electronic Data Systems Corp.	107,741	2,890,691
EMC Corp. (1)	500,482	6,821,570
Gateway Inc. (1)	51,610	113,026
Hewlett-Packard Co.	595,111	19,579,152
International Business Machines Corp.	329,714	27,191,514
Lexmark International Inc. (1)	23,038	1,045,464
NCR Corp. (1)	38,354	1,602,814
Network Appliance Inc. (1) (2)	78,523	2,829,184
Sun Microsystems Inc. (1)	726,673	3,727,832
Unisys Corp. (1) (2)	71,074	489,700

		95,986,637

COSMETICS & PERSONAL CARE—2.02%
Alberto-Culver Co.	15,689	693,925
Avon Products Inc. (2)	94,316	2,939,830
Colgate-Palmolive Co.	108,454	6,192,723
Estee Lauder Companies Inc. Class A (2)	24,729	919,672
Procter & Gamble Co.	691,824	39,862,899

		50,609,049

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	36,608	1,604,529
Grainger (W.W.) Inc.	15,920	1,199,572

		2,804,101

DIVERSIFIED FINANCIAL SERVICES—8.02%
American Express Co.	260,398	13,683,915
Ameriprise Financial Inc.	52,588	2,369,615
Bear Stearns Companies Inc. (The)	25,170	3,491,079
Capital One Financial Corp.	63,251	5,092,971
CIT Group Inc.	41,828	2,238,635
Citigroup Inc.	1,049,809	49,582,479
Countrywide Financial Corp. (2)	126,646	4,647,908
E*TRADE Financial Corp. (1) (2)	87,668	2,365,283
Federal Home Loan Mortgage Corp.	145,217	8,858,237
Federal National Mortgage Association	203,427	10,456,148
Federated Investors Inc. Class B (2)	17,624	688,217
Franklin Resources Inc.	32,037	3,019,167
Goldman Sachs Group Inc. (The)	91,763	14,403,120
Janus Capital Group Inc. (2)	45,172	1,046,635
JP Morgan Chase & Co.	733,089	30,525,826

Lehman Brothers Holdings Inc.	56,823	8,212,628
Merrill Lynch & Co. Inc.	193,030	15,203,043
Morgan Stanley	225,652	14,175,459
Rowe (T.) Price Group Inc.	27,695	2,166,026
Schwab (Charles) Corp. (The)	217,446	3,742,246
SLM Corp.	87,818	4,561,267

		200,529,904

ELECTRIC—2.87%
AES Corp. (The) (1)	137,922	2,352,949
Allegheny Energy Inc. (1)	34,279	1,160,344
Ameren Corp. (2)	43,155	2,149,982
American Electric Power Co. Inc.	83,123	2,827,844
CenterPoint Energy Inc.	65,171	777,490
Cinergy Corp.	42,070	1,910,399
CMS Energy Corp. (1)	46,135	597,448
Consolidated Edison Inc.	51,770	2,251,995
Constellation Energy Group Inc.	37,700	2,062,567
Dominion Resources Inc.	73,047	5,042,434
DTE Energy Co. (2)	37,516	1,504,016
Duke Energy Corp.	195,042	5,685,474
Edison International	68,787	2,832,649
Entergy Corp.	43,791	3,018,952
Exelon Corp.	140,208	7,417,003
FirstEnergy Corp.	69,544	3,400,702
FPL Group Inc. (2)	84,728	3,400,982
PG&E Corp. (2)	72,480	2,819,472
Pinnacle West Capital Corp.	20,809	813,632
PPL Corp.	80,269	2,359,909
Progress Energy Inc. (2)	53,147	2,337,405
Public Service Enterprise Group Inc.	52,853	3,384,706
Southern Co. (The) (2)	155,974	5,111,268
TECO Energy Inc. (2)	43,692	704,315
TXU Corp.	97,555	4,366,562
Xcel Energy Inc. (2)	84,985	1,542,478

		71,832,977

ELECTRICAL COMPONENTS & EQUIPMENT—0.36%
American Power Conversion Corp. (2)	35,885	829,302
Emerson Electric Co.	86,447	7,229,563
Molex Inc. (2)	30,027	996,896

		9,055,761

ELECTRONICS—0.52%
Agilent Technologies Inc. (1)	90,016	3,380,101
Applera Corp. - Applied Biosystems Group	38,096	1,033,925
Fisher Scientific International Inc. (1)	25,872	1,760,590
Jabil Circuit Inc. (1)	36,431	1,561,433
PerkinElmer Inc.	27,412	643,360
Sanmina-SCI Corp. (1)	109,718	449,844
Solectron Corp. (1)	190,093	760,372
Symbol Technologies Inc. (2)	52,579	556,286
Tektronix Inc.	17,304	617,926
Thermo Electron Corp. (1) (2)	34,130	1,265,882
Waters Corp. (1)	22,258	960,433

		12,990,152

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp.	18,302	1,570,312

		1,570,312

ENTERTAINMENT—0.10%
International Game Technology Inc.	71,251	2,509,460

		2,509,460

ENVIRONMENTAL CONTROL—0.19%
Allied Waste Industries Inc. (1) (2)	47,080	576,259
Waste Management Inc. (2)	116,259	4,103,943

		4,680,202

FOOD—1.48%
Albertson’s Inc.	77,815	1,997,511
Campbell Soup Co. (2)	38,965	1,262,466
ConAgra Foods Inc. (2)	109,596	2,351,930
Dean Foods Co. (1)	28,346	1,100,675
General Mills Inc.	74,890	3,795,425
Heinz (H.J.) Co. (2)	70,729	2,682,044
Hershey Co. (The)	37,917	1,980,405
Kellogg Co.	53,131	2,339,889
Kroger Co. (1)	152,967	3,114,408
McCormick & Co. Inc. NVS	28,126	952,346
Safeway Inc. (2)	94,845	2,382,506
Sara Lee Corp.	160,409	2,868,113
SUPERVALU Inc. (2)	28,633	882,469
Sysco Corp. (2)	129,864	4,162,141
Tyson Foods Inc. Class A	52,902	726,873
Whole Foods Market Inc. (2)	29,202	1,940,181
Wrigley (William Jr.) Co. (2)	37,131	2,376,384

		36,915,766

FOREST PRODUCTS & PAPER—0.45%
International Paper Co.	103,433	3,575,679
Louisiana-Pacific Corp.	21,879	595,109
MeadWestvaco Corp. (2)	37,750	1,030,953
Plum Creek Timber Co. Inc.	38,807	1,433,143
Temple-Inland Inc.	23,032	1,026,076
Weyerhaeuser Co.	51,265	3,713,124

		11,374,084

GAS—0.23%
KeySpan Corp.	36,737	1,501,441
Nicor Inc. (2)	9,189	363,517
NiSource Inc.	57,433	1,161,295
Peoples Energy Corp. (2)	7,893	281,307
Sempra Energy	54,330	2,524,172

		5,831,732

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp. (2)	16,134	1,401,883
Snap-On Inc. (2)	12,087	460,756
Stanley Works (The)	15,107	765,321

		2,627,960

HEALTH CARE - PRODUCTS—3.25%
Bard (C.R.) Inc.	21,692	1,470,935
Bausch & Lomb Inc.	11,305	720,128
Baxter International Inc.	136,682	5,304,628
Becton, Dickinson & Co.	52,201	3,214,538
Biomet Inc.	51,885	1,842,955
Boston Scientific Corp. (1) (2)	124,629	2,872,698
Guidant Corp.	71,184	5,556,623
Johnson & Johnson	625,704	37,054,191
Medtronic Inc.	253,705	12,875,529
Patterson Companies Inc. (1) (2)	29,090	1,023,968
St. Jude Medical Inc. (1)	77,304	3,169,464
Stryker Corp.	61,557	2,729,437
Zimmer Holdings Inc. (1)	52,237	3,531,221

		81,366,315

HEALTH CARE - SERVICES—1.84%
Aetna Inc.	119,007	5,848,004
Coventry Health Care Inc. (1)	33,865	1,828,033
HCA Inc.	86,042	3,939,863
Health Management Associates Inc. Class A (2)	50,021	1,078,953
Humana Inc. (1)	34,397	1,811,002
Laboratory Corp. of America Holdings (1)	26,560	1,553,229
Manor Care Inc. (2)	16,582	735,412
Quest Diagnostics Inc. (2)	33,973	1,742,815
Tenet Healthcare Corp. (1)	98,616	727,786
UnitedHealth Group Inc.	284,980	15,918,983
WellPoint Inc. (1)	138,714	10,740,625

		45,924,705

HOME BUILDERS—0.32%
Centex Corp. (2)	26,009	1,612,298
Horton (D.R.) Inc.	56,823	1,887,660
KB Home (2)	16,337	1,061,578
Lennar Corp. Class A	29,011	1,751,684
Pulte Homes Inc. (2)	44,919	1,725,788

		8,039,008

HOME FURNISHINGS—0.13%
Harman International Industries Inc.	13,789	1,532,372
Maytag Corp.	16,562	353,267
Whirlpool Corp. (2)	14,211	1,299,880

		3,185,519

HOUSEHOLD PRODUCTS & WARES—0.45%
Avery Dennison Corp. (2)	23,279	1,361,356
Clorox Co. (The) (2)	31,536	1,887,430
Fortune Brands Inc.	30,848	2,487,274
Kimberly-Clark Corp.	97,114	5,613,189

		11,349,249

HOUSEWARES—0.06%
Newell Rubbermaid Inc.	58,078	1,462,985

		1,462,985

INSURANCE—4.82%
ACE Ltd.	67,927	3,532,883
AFLAC Inc.	104,753	4,727,503
Allstate Corp. (The)	135,790	7,076,017
Ambac Financial Group Inc.	22,337	1,778,025
American International Group Inc.	545,714	36,066,238
AON Corp. (2)	67,570	2,804,831
Chubb Corp. (2)	42,111	4,019,074
CIGNA Corp.	25,551	3,337,472
Cincinnati Financial Corp.	36,869	1,551,079
Genworth Financial Inc. Class A	79,577	2,660,259
Hartford Financial Services Group Inc. (2)	63,535	5,117,744
Jefferson-Pilot Corp.	27,890	1,560,167
Lincoln National Corp.	36,545	1,994,992
Loews Corp.	28,642	2,898,570
Marsh & McLennan Companies Inc.	114,870	3,372,583
MBIA Inc. (2)	28,307	1,702,100
MetLife Inc. (2)	159,275	7,704,132
MGIC Investment Corp. (2)	18,579	1,237,919
Principal Financial Group Inc.	58,654	2,862,315
Progressive Corp. (The)	41,295	4,305,417

Prudential Financial Inc.	104,246	7,902,889
SAFECO Corp.	25,868	1,298,832
St. Paul Travelers Companies Inc.	146,210	6,110,116
Torchmark Corp. (2)	21,911	1,251,118
UNUMProvident Corp. (2)	62,820	1,286,554
XL Capital Ltd. Class A	36,843	2,362,005

		120,520,834

INTERNET—1.64%
Amazon.com Inc. (1)	64,892	2,369,207
eBay Inc. (1)	242,419	9,468,886
Google Inc. Class A (1)	36,977	14,421,030
Monster Worldwide Inc. (1)(2)	26,481	1,320,343
Symantec Corp. (1)(2)	220,164	3,705,360
VeriSign Inc. (1)(2)	51,968	1,246,712
Yahoo! Inc. (1)	265,170	8,554,384

		41,085,922

IRON & STEEL—0.24%
Allegheny Technologies Inc. (2)	18,249	1,116,474
Nucor Corp. (2)	32,582	3,414,268
United States Steel Corp.	23,096	1,401,465

		5,932,207

LEISURE TIME—0.35%
Brunswick Corp.	19,658	763,910
Carnival Corp.	91,193	4,319,812
Harley-Davidson Inc.	57,494	2,982,789
Sabre Holdings Corp.	27,509	647,287

		8,713,798

LODGING—0.41%
Harrah’s Entertainment Inc. (2)	38,821	3,026,485
Hilton Hotels Corp.	69,765	1,776,217
Marriott International Inc. Class A	33,931	2,327,667
Starwood Hotels & Resorts Worldwide Inc. (2)	45,196	3,061,125

		10,191,494

MACHINERY—0.71%
Caterpillar Inc.	141,232	10,141,870
Cummins Inc. (2)	9,840	1,034,184
Deere & Co. (2)	49,971	3,950,208
Rockwell Automation Inc.	37,097	2,667,645

		17,793,907

MANUFACTURING—5.34%
Cooper Industries Ltd.	19,443	1,689,597
Danaher Corp. (2)	50,068	3,181,821
Dover Corp.	42,723	2,074,629
Eastman Kodak Co. (2)	60,560	1,722,326
Eaton Corp.	31,236	2,279,291
General Electric Co.	2,192,145	76,242,803
Honeywell International Inc.	174,944	7,482,355
Illinois Tool Works Inc. (2)	43,129	4,153,754
Ingersoll-Rand Co. Class A	68,570	2,865,540
ITT Industries Inc.	39,021	2,193,761
Leggett & Platt Inc. (2)	38,438	936,734
Pall Corp. (2)	26,133	815,088
Parker Hannifin Corp.	25,241	2,034,677
Textron Inc.	27,715	2,588,304
3M Co.	158,589	12,003,601
Tyco International Ltd.	423,585	11,385,965

		133,650,246

MEDIA—2.99%
CBS Corp. Class B	162,798	3,903,896
Clear Channel Communications Inc. (2)	109,092	3,164,759
Comcast Corp. Class A (1)(2)	450,154	11,776,029
Dow Jones & Co. Inc.	12,194	479,224
Gannett Co. Inc.	50,224	3,009,422
Knight Ridder Inc.	13,896	878,366
McGraw-Hill Companies Inc. (The)	77,418	4,460,825
Meredith Corp. (2)	8,656	482,918
New York Times Co. Class A (2)	30,489	771,677
News Corp. Class A	505,492	8,396,222
Scripps (E.W.) Co. Class A	18,018	805,585
Time Warner Inc.	948,069	15,918,079
Tribune Co. (2)	54,822	1,503,767
Univision Communications Inc. Class A (1)	46,818	1,613,816
Viacom Inc. Class B (1)	162,408	6,301,430
Walt Disney Co. (The) (2)	404,771	11,289,063

		74,755,078

MINING—0.65%
Alcoa Inc.	183,145	5,596,911
Freeport-McMoRan Copper & Gold Inc.	38,926	2,326,607
Newmont Mining Corp.	94,034	4,879,424
Phelps Dodge Corp.	42,864	3,451,838

		16,254,780

OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	47,587	2,042,910
Xerox Corp. (1)(2)	196,638	2,988,898

		5,031,808

OIL & GAS—7.89%
Amerada Hess Corp.	16,752	2,385,485
Anadarko Petroleum Corp.	48,580	4,907,066
Apache Corp.	69,374	4,544,691
Burlington Resources Inc.	79,141	7,273,849
Chesapeake Energy Corp. (2)	78,393	2,462,324
Chevron Corp.	468,324	27,148,742
ConocoPhillips (2)	289,670	18,292,660
Devon Energy Corp. (2)	93,013	5,689,605
EOG Resources Inc.	50,933	3,667,176
Exxon Mobil Corp.	1,284,212	78,157,142
Kerr-McGee Corp.	24,515	2,340,692
Marathon Oil Corp.	77,060	5,869,660
Murphy Oil Corp. (2)	34,927	1,740,063
Nabors Industries Ltd. (1)	33,070	2,367,151
Noble Corp. (2)	28,924	2,345,736
Occidental Petroleum Corp.	90,523	8,386,956
Rowan Companies Inc.	22,973	1,009,893
Sunoco Inc.	27,846	2,160,014
Transocean Inc. (1)	68,697	5,516,369
Valero Energy Corp.	130,665	7,811,154
XTO Energy Inc.	76,634	3,338,943

		197,415,371

OIL & GAS SERVICES—1.47%
Baker Hughes Inc. (2)	71,933	4,920,217
BJ Services Co.	68,251	2,361,485
Halliburton Co.	108,476	7,920,918
National Oilwell Varco Inc. (1)(2)	36,891	2,365,451
Schlumberger Ltd. (2)	124,200	15,719,994
Weatherford International Ltd. (1)	73,363	3,356,357

		36,644,422

PACKAGING & CONTAINERS—0.13%
Ball Corp.	21,721	952,031
Bemis Co. Inc.	22,374	706,571
Pactiv Corp. (1)	29,804	731,390
Sealed Air Corp. (2)	16,909	978,524

		3,368,516

PHARMACEUTICALS—5.96%
Abbott Laboratories	323,807	13,752,083
Allergan Inc. (2)	31,842	3,454,857
AmerisourceBergen Corp.	43,958	2,121,853
Barr Pharmaceuticals Inc. (1)	22,044	1,388,331
Bristol-Myers Squibb Co. (2)	411,712	10,132,232
Cardinal Health Inc.	88,891	6,624,157
Caremark Rx Inc. (1)(2)	94,159	4,630,740
Express Scripts Inc. (1)	30,769	2,704,595
Forest Laboratories Inc. (1)	68,802	3,070,633
Gilead Sciences Inc. (1)	97,124	6,043,055
Hospira Inc. (1)	33,918	1,338,404
King Pharmaceuticals Inc. (1)	50,799	876,283
Lilly (Eli) & Co. (2)	237,391	13,127,722
Medco Health Solutions Inc. (1)	63,801	3,650,693
Merck & Co. Inc.	459,730	16,196,288
Mylan Laboratories Inc.	45,974	1,075,792
Pfizer Inc.	1,546,989	38,550,966
Schering-Plough Corp.	310,810	5,902,282
Watson Pharmaceuticals Inc. (1)(2)	21,092	606,184
Wyeth	282,519	13,707,822

		148,954,972

PIPELINES—0.27%
Dynegy Inc. Class A (1)(2)	65,377	313,810
El Paso Corp.	139,251	1,677,975
Kinder Morgan Inc.	22,233	2,045,214
Williams Companies Inc.	124,782	2,669,087

		6,706,086

REAL ESTATE INVESTMENT TRUSTS—0.88%
Apartment Investment & Management Co. Class A (2)	20,092	942,315
Archstone-Smith Trust	44,744	2,182,165
Boston Properties Inc.	18,744	1,747,878
Equity Office Properties Trust (2)	85,768	2,880,089
Equity Residential (2)	60,954	2,852,038
Kimco Realty Corp.	41,954	1,705,011
ProLogis	50,980	2,727,430
Public Storage Inc. (2)	17,314	1,406,416
Simon Property Group Inc. (2)	38,608	3,248,477
Vornado Realty Trust	24,906	2,390,976

		22,082,795

RETAIL—5.88%
AutoNation Inc. (1)(2)	37,790	814,374
AutoZone Inc. (1)(2)	11,562	1,152,616
Bed Bath & Beyond Inc. (1)(2)	58,714	2,254,618
Best Buy Co. Inc.	85,569	4,785,874
Big Lots Inc. (1)(2)	23,994	334,956
Circuit City Stores Inc.	31,516	771,512
Costco Wholesale Corp. (2)	99,397	5,383,342
CVS Corp.	171,703	5,128,769
Darden Restaurants Inc.	27,423	1,125,166
Dillard’s Inc. Class A (2)	12,577	327,505

Dollar General Corp. (2)	65,999	1,166,202
Family Dollar Stores Inc.	32,407	862,026
Federated Department Stores Inc.	57,337	4,185,601
Gap Inc. (The)	120,172	2,244,813
Home Depot Inc.	446,559	18,889,446
Kohl’s Corp. (1)(2)	72,654	3,851,389
Limited Brands Inc. (2)	72,915	1,783,501
Lowe’s Companies Inc. (2)	164,339	10,590,005
McDonald’s Corp.	264,193	9,077,671
Nordstrom Inc.	45,771	1,793,308
Office Depot Inc. (1)(2)	62,511	2,327,910
OfficeMax Inc.	14,754	445,128
Penney (J.C.) Co. Inc. (2)	49,026	2,961,661
RadioShack Corp.	28,224	542,748
Sears Holdings Corp. (1)	20,897	2,763,419
Staples Inc.	153,122	3,907,673
Starbucks Corp. (1)(2)	160,179	6,029,138
Target Corp.	184,772	9,609,992
Tiffany & Co.	29,961	1,124,736
TJX Companies Inc.	96,455	2,394,013
Walgreen Co.	212,700	9,173,751
Wal-Mart Stores Inc.	525,170	24,809,031
Wendy’s International Inc.	23,845	1,479,821
Yum! Brands Inc.	58,253	2,846,242

		146,937,957

SAVINGS & LOANS—0.57%
Golden West Financial Corp. (2)	53,768	3,650,847
Sovereign Bancorp Inc.	74,784	1,638,517
Washington Mutual Inc.	208,380	8,881,156

		14,170,520

SEMICONDUCTORS—2.93%
Advanced Micro Devices Inc. (1)	100,968	3,348,099
Altera Corp. (1)	75,897	1,566,514
Analog Devices Inc. (2)	76,801	2,940,710
Applied Materials Inc.	334,281	5,853,260
Applied Micro Circuits Corp. (1)	58,907	239,751
Broadcom Corp. Class A (1)	92,511	3,992,775
Freescale Semiconductor Inc. Class B (1)	86,674	2,406,937
Intel Corp.	1,237,668	23,948,876
KLA-Tencor Corp.	41,852	2,023,963
Linear Technology Corp.	64,504	2,262,800
LSI Logic Corp. (1)	82,159	949,758
Maxim Integrated Products Inc.	67,743	2,516,652
Micron Technology Inc. (1)	130,335	1,918,531
National Semiconductor Corp.	70,530	1,963,555
Novellus Systems Inc. (1)	27,911	669,864
NVIDIA Corp. (1)(2)	36,076	2,065,712
PMC-Sierra Inc. (1)	39,920	490,617
QLogic Corp. (1)	33,968	657,281
Teradyne Inc. (1)	41,257	639,896
Texas Instruments Inc.	336,906	10,939,338
Xilinx Inc. (2)	72,707	1,851,120

		73,246,009

SOFTWARE—3.84%
Adobe Systems Inc. (1)	125,865	4,395,206
Autodesk Inc. (1)	48,760	1,878,235
Automatic Data Processing Inc.	121,755	5,561,768
BMC Software Inc. (1)	44,856	971,581
CA Inc. (2)	96,572	2,627,724
Citrix Systems Inc. (1)	37,816	1,433,226

Compuware Corp. (1)	81,304	636,610
Electronic Arts Inc. (1)	63,783	3,490,206
First Data Corp.	161,193	7,547,056
Fiserv Inc. (1)	38,630	1,643,706
IMS Health Inc. (2)	41,408	1,067,084
Intuit Inc. (1)	37,049	1,970,636
Microsoft Corp.	1,869,102	50,858,265
Novell Inc. (1)	83,582	641,910
Oracle Corp. (1)	791,976	10,842,151
Parametric Technology Corp. (1)	22,648	369,842

		95,935,206

TELECOMMUNICATIONS—6.31%
ADC Telecommunications Inc. (1)	24,377	623,807
Alltel Corp.	81,502	5,277,254
Andrew Corp. (1)	33,783	414,855
AT&T Inc.	816,268	22,071,887
Avaya Inc. (1)(2)	87,470	988,411
BellSouth Corp.	378,390	13,111,213
CenturyTel Inc.	27,546	1,077,600
CIENA Corp. (1)	124,633	649,338
Cisco Systems Inc. (1)	1,293,063	28,020,675
Citizens Communications Co.	69,619	923,844
Comverse Technology Inc. (1)	42,545	1,001,084
Corning Inc. (1)	324,885	8,742,655
JDS Uniphase Corp. (1)	353,650	1,474,720
Lucent Technologies Inc. (1)	938,081	2,861,147
Motorola Inc.	525,365	12,036,112
QUALCOMM Inc.	348,170	17,620,884
Qwest Communications International Inc. (1)(2)	326,877	2,222,764
Sprint Nextel Corp.	623,736	16,117,338
Tellabs Inc. (1)	94,365	1,500,403
Verizon Communications Inc.	615,284	20,956,573

		157,692,564

TEXTILES—0.05%
Cintas Corp.	28,841	1,229,203

		1,229,203

TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc. (2)	37,518	791,630
Mattel Inc.	82,464	1,495,072

		2,286,702

TRANSPORTATION—1.81%
Burlington Northern Santa Fe Corp. (2)	78,484	6,540,072
CSX Corp.	46,052	2,753,910
FedEx Corp.	63,853	7,211,558
Norfolk Southern Corp.	86,585	4,681,651
Ryder System Inc. (2)	12,517	560,511
Union Pacific Corp.	55,744	5,203,702
United Parcel Service Inc. Class B	229,804	18,241,842

		45,193,246

TOTAL COMMON STOCKS (Cost: $2,315,932,341)		2,470,820,313

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.36%
CERTIFICATES OF DEPOSIT (3)—0.24%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,666,924	1,666,924
Washington Mutual Bank
4.79%, 05/10/06	1,666,924	1,666,924
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,667,078	2,667,078

		6,000,926

COMMERCIAL PAPER (3)—2.06%
Amstel Funding Corp.
4.40%, 05/08/06	1,666,924	1,659,792
Aspen Funding Corp.
4.90%, 04/03/06	566,754	566,754
Barton Capital Corp.
4.73%, 05/10/06	1,333,539	1,327,056
Bryant Park Funding LLC
4.72%, 04/18/06	1,791,243	1,787,720
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	833,462	831,600
CC USA Inc.
4.23%, 04/21/06	1,000,154	998,039
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	8,334,620	8,318,413
Ebury Finance Ltd.
4.79%, 05/10/06	833,462	829,359
Edison Asset Securitization LLC
4.37%, 05/08/06	1,666,924	1,659,842
Galaxy Funding Inc.
4.23%, 04/18/06	956,814	955,128
Giro Funding Corp.
4.76%, 04/24/06	833,462	831,148
Grampian Funding LLC
4.41%, 05/15/06	1,666,924	1,658,348
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	4,688,957	4,676,193
Liberty Street Funding Corp.
4.73%, 04/18/06	833,462	831,819
Mont Blanc Capital Corp.
4.73%, 04/20/06	5,000,772	4,989,602
Nordea North America Inc.
4.16%, 04/04/06	3,500,540	3,500,136
Park Granada LLC
4.75%, 05/05/06	1,442,923	1,436,830
Sigma Finance Inc.
4.16%, 04/06/06	2,000,309	1,999,615
Solitaire Funding Ltd.
4.75%, 05/10/06	1,000,154	995,272
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	6,781,713	6,767,778
Thunder Bay Funding Inc.
4.76%, 04/18/06	1,644,987	1,641,725
Tulip Funding Corp.
4.80%, 04/28/06	3,333,848	3,322,735

		51,584,904

MEDIUM-TERM NOTES (3)—0.49%
Dorada Finance Inc.
3.93%, 07/07/06	1,033,493	1,033,466
K2 USA LLC
3.94%, 07/07/06	2,000,309	2,000,283
Marshall & Ilsley Bank
5.18%, 12/15/06	3,333,848	3,341,895
Sigma Finance Inc.
5.13%, 03/30/07	1,166,847	1,166,847

Toronto-Dominion Bank
3.81%, 06/20/06	4,167,310	4,167,397
US Bank N.A.
2.85%, 11/15/06	666,770	659,172

		12,369,060

MONEY MARKET FUNDS—1.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74% (4)(5)	43,989,329	43,989,329

		43,989,329

REPURCHASE AGREEMENTS (3)—1.40%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $5,002,831 (collateralized by non-U.S. Government debt securities, value $5,514,807, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$5,000,772	5,000,772

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $8,338,044 (collateralized by non-U.S. Government debt securities, value $8,754,672, 3.82% to 6.58%, 4/21/34 to 11/20/35).	8,334,620	8,334,620

Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $8,337,989 (collateralized by U.S. Government obligations, value $8,485,757, 4.50% to 5.00%, 4/1/34 to 3/1/36).	8,334,620	8,334,620

Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $6,670,491 (collateralized by non-U.S. Government debt securities, value $7,018,667, 0.00% to 10.00%, 1/1/08 to 1/1/10).	6,667,696	6,667,696

Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $3,335,193 (collateralized by U.S. Government obligations, value $3,409,067, 4.76% to 5.80%, 9/1/15 to 2/1/36).	3,333,848	3,333,848

Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $3,335,218 (collateralized by non-U.S. Government debt securities, value $3,451,480, 0.00% to 6.91%, 4/3/06 to 3/15/32).	3,333,848	3,333,848

		35,005,404

TIME DEPOSITS (3)—0.55%
Fifth Third Bank
4.84%, 04/03/06	3,745,311	3,745,311
Societe Generale
4.85%, 04/03/06	3,333,848	3,333,848
UBS AG
4.88%, 04/03/06	6,667,696	6,667,696

		13,746,855

U.S. TREASURY OBLIGATIONS—0.10%
U.S. Treasury Bill
4.41%, 06/22/06 (6)(7)	2,450,000	2,425,701

		2,425,701

VARIABLE & FLOATING RATE NOTES (3)—4.76%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07 (8)	7,701,189	7,702,584
American Express Bank
4.74%, 07/19/06	833,462	833,462
American Express Centurion Bank
4.78%, 06/29/06	1,333,539	1,333,539
American Express Credit Corp.
4.76%, 02/05/07	1,000,154	1,000,879

ASIF Global Financing
4.95%, 05/30/06 (8)	6,334,311	6,335,907
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07 (8)	2,167,001	2,167,001
Beta Finance Inc.
4.77%, 05/25/06 (8)	2,333,694	2,333,659
BMW US Capital LLC
4.72%, 04/16/07 (8)	3,333,848	3,333,848
Carlyle Loan Investment Ltd.
4.80%, 04/13/07 (8)	266,708	266,708
CC USA Inc.
4.77%, 05/25/06 (8)	1,833,616	1,833,589
Commodore CDO Ltd.
4.97%, 12/12/06 (8)	833,462	833,462
DEPFA Bank PLC
4.92%, 03/15/07	3,333,848	3,333,848
Eli Lilly Services Inc.
4.60%, 03/30/07 (8)	3,333,848	3,333,848
Fifth Third Bancorp.
4.78%, 01/23/07 (8)	6,667,696	6,667,696
General Electric Capital Corp.
4.79%, 04/09/07	1,500,232	1,501,312
Hartford Life Global Funding Trusts
4.77%, 02/15/07	3,333,848	3,333,848
HBOS Treasury Services PLC
5.00%, 04/24/07 (8)	3,333,848	3,333,848
Leafs LLC
4.78%, 01/22/07 - 02/20/07 (8)	3,489,782	3,489,782
Marshall & Ilsley Bank
4.73%, 02/15/07	1,833,616	1,833,616
Metropolitan Life Global Funding I
4.67%, 04/05/07 (8)	5,000,772	5,000,772
Natexis Banques Populaires
4.73%, 04/13/07 (8)	2,500,386	2,500,386
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07 (8)	9,001,389	9,001,721
Northern Rock PLC
4.68%, 02/02/07 (8)	4,000,618	4,000,731
Permanent Financing PLC
4.66%, 06/12/06 (8)	2,900,448	2,900,449
Pfizer Investment Capital PLC
4.71%, 02/15/07 (8)	3,333,848	3,333,848
Principal Life Income Funding Trusts
4.70%, 05/10/06	2,500,386	2,500,395
Sedna Finance Inc.
4.75%, 09/20/06 (8)	1,000,154	1,000,154
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07 (8)	3,333,848	3,333,848
Strips III LLC
4.86%, 07/24/06 (8)	840,598	840,598
SunTrust Bank
4.62%, 04/28/06	5,000,772	5,000,772
Toyota Motor Credit Corp.
4.81%, 04/10/06	1,500,232	1,500,231
UniCredito Italiano SpA
4.84%, 06/14/06	4,334,002	4,333,699
Union Hamilton Special Funding LLC
4.97%, 09/28/06 (8)	3,333,848	3,333,848
US Bank N.A.
4.75%, 09/29/06	1,500,232	1,500,039
Wachovia Asset Securitization Inc.
4.81%, 04/24/06 - 08/25/09 (8)	6,092,456	6,092,456

Wells Fargo & Co.
4.74%, 03/15/07 (8)	1,666,924	1,667,040
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06 (8)	1,666,924	1,666,859
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06 (8)	2,000,309	2,000,332
Wind Master Trust
4.82%, 08/25/06 (8)	345,153	345,153
Winston Funding Ltd.
4.68%, 04/23/06 (8)	2,380,367	2,380,367

		119,036,134

TOTAL SHORT-TERM INVESTMENTS (Cost: $284,157,213)		284,158,313

TOTAL INVESTMENTS IN SECURITIES — 110.15% (Cost: $2,600,089,554)		2,754,978,626

Other Assets, Less Liabilities — (10.15)%		(253,946,881)

NET ASSETS — 100.00%		$2,501,031,745

NVS	Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(5)	The rate quoted is the annualized seven-day yield of the fund at period end.

(6)	The rate quoted is the yield to maturity.

(7)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

As of March 31, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (6/16/06)	424	$27,629,960	$3,987

			$3,987

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

FEDERAL INCOME TAXES

As of March 31, 2006, the cost of investments for federal income tax purposes was $2,654,525,597. Net unrealized appreciation aggregated $100,453,029, of which $414,152,967 represented gross unrealized appreciation on securities and $313,699,938 represented gross unrealized depreciation on securities.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin”. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $2,450,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the quarter ended March 31, 2006, including income earned from these affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
IMMF	19,125	1,644,545	1,619,681	43,989	$43,989,329	$284,004

3.	PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2006, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date  May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President

Date  May 25, 2006

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date  May 25, 2006

*	Print the name and title of each signing officer under his or her signature.